Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]

1. Nature of Business

EyeGate Pharmaceuticals, Inc. (“EyeGate” or the “Company”), a Delaware corporation, began operations in December 2004 and is a clinical-stage specialty pharmaceutical company that is focused on developing and commercializing therapeutics and drug delivery systems for treating diseases of the eye. EyeGate’s first product in clinical trials incorporates a reformulated topically active corticosteroid, dexamethasone phosphate, that is delivered into the ocular tissues though our proprietary innovative drug delivery system, the EyeGate® II Delivery System.
On February 13, 2015, the Company completed an initial public offering (“the IPO”) for 683,250 shares of common stock. The common stock was offered at an initial price to the public of $6.00 per share. The gross proceeds to the Company from this offering was approximately $4,100,000 before deducting underwriting discounts and other estimated offering expenses. The Company granted the representative of the underwriters a 45-day option to purchase up to 102,487 additional shares of its common stock to cover over-allotments, if any. The shares began trading on the OTCQB Venture Marketplace under the symbol “EYEG” on February 13, 2015 and the initial offering was closed on February 19, 2015. In related transactions, the Company converted all outstanding notes payable to shareholders and all shares of its convertible preferred stock to shares of common stock. The notes were converted to common shares at the discounted price of $4.20 per share and the preferred shares were converted at the ratio of 10.98 shares of the preferred stock to 1.00 share of common stock. As of March 31, 2015, there are 6,351,698 shares of common stock outstanding at a par value of $0.01. All preferred stock equity shareholder note and warrant liabilities have been extinguished.
Since its inception, EyeGate has devoted substantially all of its efforts to business planning, research and development, and raising capital.
The accompanying condensed consolidated financial statements have been prepared assuming that EyeGate will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. At March 31, 2015, EyeGate has cash and cash equivalents of $2,285,184, and an accumulated deficit of $59,668,415. EyeGate has incurred operating losses and negative operating cash flows since inception, and future losses are anticipated. To continue development, EyeGate needs to raise additional capital through debt and/or equity financing, or access additional funding through grants. However, additional capital may not be available on terms favorable to EyeGate, if at all. Accordingly, no assurances can be given that management will be successful in these endeavors. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Company be unable to continue as a going concern.

1. Nature of Business

EyeGate Pharmaceuticals, Inc. (“EyeGate” or the “Company”), a Delaware corporation, began operations in December 2004 and is a clinical-stage specialty pharmaceutical company that is focused on developing and commercializing therapeutics and drug delivery systems for treating diseases of the eye. EyeGate’s first product in clinical trials incorporates a reformulated topically active corticosteroid, dexamethasone phosphate, that is delivered into the ocular tissues though our proprietary innovative drug delivery system, the EyeGate® II Delivery System.
On December 29, 2004, EyeGate acquired all the outstanding ordinary shares of Optis France S.A. (“Optis”) in accordance with an Exchange Agreement. In exchange, EyeGate issued shares of common stock and Series A preferred stock of EyeGate to the shareholders of Optis. As a result, Optis became a wholly-owned subsidiary of EyeGate. Optis a company registered in France was founded for the purpose of developing safer, more effective and patient-friendly ocular treatments. The share contributions and exchange was considered an exchange of shares between entities under common control. As a result, EyeGate has recognized the assets and liabilities of Optis at their carrying amounts at the date of the share exchange. Subsequent to the share exchange, Optis changed its name to EyeGate Pharma S.A.S (“EyeGate Pharma.”)
In 2006, EyeGate Pharma, raised $4,000,000 in capital, net of $54,853 of issuance and exchange rate costs, which resulted in a 30.336% non-controlling interest in EyeGate Pharma. In 2007, EyeGate Pharma raised $1,000,000 in capital, which resulted in a total 35.094% non-controlling interest in EyeGate Pharma. In 2008, EyeGate Pharma raised $3,142,853 in capital, which resulted in a total 40.668% non-controlling interest in EyeGate Pharma. In 2009, EyeGate Pharma raised $2,475,659 in capital, which resulted in a total 46.9% non-controlling interest in EyeGate Pharma. In 2011, EyeGate Pharma raised $1,441,641 in capital, which resulted in a total 49.6% non-controlling interest in EyeGate Pharma. In 2011, EyeGate Pharma raised $842,019 in capital from current investors and $633,215 in capital from its Parent, EyeGate, which resulted in a total 49.99% non-controlling interest in EyeGate Pharma (see Note 9). Such percentage remained unchanged through December 31, 2014.
On March 25, 2014, the Board approved a proposal to pursue an offering of its stock and to file an initial public offering (“IPO”). If the IPO is successful, all of the Company’s preferred stock, and the non-controlling interests convertible into the Company’s preferred stock, will be converted into common shares of the Company and EyeGate Pharma will once again become a wholly-owned subsidiary of the Company (see Note 15. Subsequent Events).
On June 17, 2014, the Company’s Restated and Amended Certification of Incorporation, was further amended to authorize the Company to issue 120,485,136 shares consisting of 70,000,000 share of common stock $0.01 par value per share and 50,485,136 shares of preferred stock, $0.01 par value per share (“Preferred Stock”), of which 2,483,692 shares are designated as Series A Convertible Preferred Stock, $0.01 par value per share (the “Series A Preferred Stock”) 13,819,649 shares are designated as Series B Convertible Preferred Stock, $0.01 par value per share (the “Series B Preferred Stock”), 5,161,241 shares are designated as Series C Convertible Preferred Stock, $0.01 par value per share (the “Series C Preferred Stock”) and 29,020,554 shares are designated as Series D Convertible Preferred Stock, $0.01 par value per share (the “Series D Preferred Stock”). The term “Designated Preferred Stock” shall mean, as the context may require, individually or collectively, the Series A Preferred Stock, the Series B Preferred Stock, the Series C Preferred Stock and the Series D Preferred Stock.”
Since its inception, EyeGate has devoted substantially all of its efforts to business planning, research and development, and raising capital.
The accompanying consolidated financial statements have been prepared assuming that EyeGate will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. At December 31, 2014, EyeGate has cash and cash equivalents of $167,001, and an accumulated deficit of $56,862,152. EyeGate has incurred operating losses and negative operating cash flows since inception, and future losses are anticipated. To continue development, EyeGate needs to raise additional capital through debt and/or equity financing, or access additional funding through grants. However, additional capital may not be available on terms favorable to EyeGate, if at all. Accordingly, no assurances can be given that management will be successful in these endeavors. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Company be unable to continue as a going concern.